Suppliers (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Suppliers Abstract
Schedule of suppliers

	2023	2022
Domestic Currency	1,765,777	1,858,820
Foreign Currency	327,464	461,134
Total	2,093,241	2,319,954

Current	2,000,079	2,274,503
Non-current	93,162	45,451